Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 214,993	$ 56,050
Accounts receivable, related party	500,000
Prepaid expenses	30,000
Prepaid expenses, related party	35,000
Deferred service costs	21
Related party loans receivable and related accrued interest	100,752
Total Current Assets	880,766	56,050
Investment, related party	37
Total Assets	880,803	56,050
Current Liabilities
Accounts payable and accrued expenses	131,303	49,013
Accounts payable and accrued expenses, related party	51,616
Total Current Liabilities	182,919	49,013
Convertible notes payable	500,325	145,325
Accrued interest on convertible notes	52,949	17,945
Total Liabilities	736,193	212,283
Commitments and Contingencies
Stockholders' Equity (Deficit)
Common stock, $0.001 par value, 75,000,000 shares authorized; 11,600,000 and 6,000,000 shares issued and outstanding as at December 31, 2017 and 2016, respectively	11,600	6,000
Additional paid-in-capital	826,018	63,717
Accumulated deficit	(693,008)	(225,950)
Total Stockholders' Equity (Deficit)	144,610	(156,233)
Total Liabilities and Stockholders' Equity (Deficit)	$ 880,803	$ 56,050